UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  28
Form 13F Information Table Value Total: $69,872
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                      FAIR MKT
                              TITLE                   VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED   NONE
--------------                --------    -----       --------   -------   --- ----   ----------  --------  ----      ------   ----
CAMECO CORP                   Com         13321L108   12,306     275,000   SH         SOLE                  275,000
CKX INC                       Com         12562M106      643      50,000   SH         SOLE                   50,000
COINSTAR INC                  Com         19259P300    2,265     100,000   SH         SOLE                  100,000
COLOR KINETICS INC            Com         19624P100    5,320     500,000   SH         SOLE                  500,000
EVERGREEN SOLAR INC           Com         30033R108      643     100,000   SH         SOLE                  100,000
FUEL-TECH N V                 Com         359523107    1,059     175,000   SH         SOLE                  175,000
GOOGLE INC                    CL A        38259P508    2,942      10,000   SH         SOLE                   10,000
HOUSEVALUES INC               Com         44183Y102    2,712     150,000   SH         SOLE                  150,000
HYTHIAM INC                   Com         44919F104      790     141,000   SH         SOLE                  141,000
I-FLOW CORP                   Com         449520303    2,496     150,000   SH         SOLE                  150,000
ILLUMINA INC                  Com         452327109    1,207     100,000   SH         SOLE                  100,000
INPHONIC INC                  Com         45772G105    1,220      80,000   SH         SOLE                   80,000
INTERSECTIONS INC             Com         460981301    1,754     150,000   SH         SOLE                  150,000
IONATRON INC                  Com         462070103      258      30,000   SH         SOLE                   30,000
JAMDAT MOBILE INC             Com         47023T100    2,076      75,000   SH         SOLE                   75,000
LIGAND PHARMACEUTICALS INC    CLB         53220K207    3,475     500,000   SH         SOLE                  500,000
MARTEK BIOSCIENCES CORP       Com         572901106    7,592     200,000   SH         SOLE                  200,000
MEDIS TECHNOLOGIES LTD        Com         58500P107      349      21,000   SH         SOLE                   21,000
MIKOHN GAMING CORP            Com         59862K108    1,104      75,000   SH         SOLE                   75,000
MILLICOM INTL CELLULAR SA     SHS NEW     L6388F110    4,590     250,000   SH         SOLE                  250,000
MONSANTO CO NEW               Com         61166W101    3,144      50,000   SH         SOLE                   50,000
ONVIA INC                     Com         68338T403    1,654     334,200   SH         SOLE                  334,200
REDBACK NETWORKS INC          New         757209507       64      10,000   SH         SOLE                   10,000
SRS LABS INC COM              Com         78464M106      610     100,000   SH         SOLE                  100,000
STRATASYS INC                 Com         862685104    1,176      36,000   SH         SOLE                   36,000
UNOVA INC                     Com         91529B106      666      25,000   SH         SOLE                   25,000
WEBEX INC COM                 Com         94767L109    1,981      75,000   SH         SOLE                   75,000
ZIPREALTY INC.                Com         98974V107    5,778     450,000   SH         SOLE                  450,000
                                                      69,872


00618.0001 #592118